Finance Receivables And Loans, Net (Schedule of Financing Receivables, Non Accrual Status) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	$ 858	$ 906
Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	260	228
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	382	339
First Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	342	281
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	40	58
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	216	339
Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	146	223
Commercial And Industrial Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	0	0
Commercial And Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	33	37
Commercial Real Estate Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	37	67
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables and loans on nonaccrual status	$ 0	$ 12